Derivative Financial Instruments - Counterparty Credit Quality with Respect to Fair Value of OTC Derivatives Assets (Details) $ in Thousands	Nov. 30, 2019 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
A- or higher	$ 127,355
BBB- to BBB	31,536
BB or lower	193,338
Unrated	155,044
Total OTC derivative assets included in Trading assets	$ 507,273